SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended
	Apr. 03, 2023	Feb. 27, 2023	Mar. 31, 2023	Apr. 14, 2023
Entry Into A Material Definitive Agreement [Member]
IfrsStatementLineItems [Line Items]
Diligence Costs		$ 500
Consideration transferred, acquisition-date fair value		1,750,000
Acquistion, estimated value		$ 3,500
Deposites				$ 35,000
The Five To One Share Combination [Member]
IfrsStatementLineItems [Line Items]
Outstanding share options			1,620,000
Outstanding share warrants			396,000
Excise prices of options and warrants	$ 3.115